DEPRECIATION, AMORTIZATION AND IMPAIRMENT (Detail 6) - Colombia [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount rates	11.60%	13.10%
Perpetuity growth rate	6.40%	4.30%